Debt (Interest Rates On Outstanding Borrowings Under Term Loans) (Details) (USD $)			12 Months Ended											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Loans Payable U.S. Term Loans	Dec. 31, 2012 Loans Payable U.S. Term Loans	Nov. 14, 2011 Loans Payable U.S. Term Loans	Dec. 31, 2012 Swapped To Fixed Rate Through January 2014 U.S. Term Loans		Jan. 17, 2012 Swapped To Fixed Rate Through January 2014 U.S. Term Loans	Dec. 31, 2012 Swapped To Fixed Rate Through March 2014 U.S. Term Loans		Mar. 19, 2012 Swapped To Fixed Rate Through March 2014 U.S. Term Loans	Dec. 31, 2012 Swapped to Fixed Rate 2016 U.S. Term Loans	Jun. 19, 2012 Swapped to Fixed Rate 2016 U.S. Term Loans	Dec. 31, 2012 Floating Rate U.S. Term Loans	Dec. 31, 2012 Interest rate swaps Floating Rate	Dec. 31, 2011 Interest rate swaps Floating Rate	Jun. 19, 2012 Interest rate swaps Swapped to Fixed Rate 2016 Floating Rate
Debt Instrument [Line Items]
Description of variable rate basis			LIBOR + 2.00%											LIBOR + 1.75%
Debt instrument, interest rate at period end			2.34%			2.35%	[1]		2.20%	[1]				1.96%
Long-term debt	$ 5,431,948,000	$ 5,168,226,000	$ 1,250,000,000	$ 1,156,250,000	$ 1,250,000,000	$ 500,000,000	[1]	$ 500,000,000	$ 350,000,000	[1]	$ 350,000,000			$ 306,250,000
Derivative, fixed interest rate								0.60%			0.45%		0.91%
Notional amount of interest rate cash flow hedge derivatives															$ 850,000,000	$ 500,000,000	$ 750,000,000
Debt instrument, basis spread on fixed rate						1.75%			1.75%			1.75%

[1]	Effective January 2012, $500 million of the U.S. Term Loans have been swapped to a fixed rate of 0.60% plus the specified spread under the Senior Credit Agreement through January 2014. Effective March 2012, an additional $350 million of the U.S. Term Loans have been swapped to a fixed rate of 0.45% plus the specified spread under the Senior Credit Agreement through March 2014. Effective June 2012, $750 million of the currently effective swaps have been extended to maturities ranging from March 2016 to November 2016, thereby fixing a rate of 0.91% plus the specified spread on the underlying U.S. Term Loans, for the extension period. As of December 31, 2012, the specified spread under the Senior Credit Agreement was 175 basis points. These swaps have been designated as cash flow hedges of the variability in interest expense related to our variable rate debt.